Transaction and Litigation - Customers Bancorp, Inc.	12 Months Ended
Sep. 30, 2014
Transaction and Litigation - Customers Bancorp, Inc. [Abstract]
Transaction and Litigation - Customers Bancorp, Inc.

Note 3—Transaction and Litigation – Customers Bancorp, Inc.

As previously announced, effective December 31, 2013, the Company terminated a merger agreement dated as of August 10, 2012 (amended effective as of April 22, 2013) by and between the Company and Customers Bancorp, Inc. (“Customers”) due to non-receipt by Customers of required government approvals to consummate the merger. The termination provisions of the merger agreement had called for a $1.0 million termination fee to be paid to the Company by Customers. To date, Customers has not paid the termination fee. On March 24, 2014, the Company filed suit in the Eastern District of Pennsylvania to recover the termination fee from Customers. The lawsuit is currently pending.

Notwithstanding the termination of the merger agreement, Customers continues to hold shares of the Company’s Series A Noncumulative Perpetual Preferred Stock (“Series A Preferred Stock”) pursuant to the terms of such preferred stock as set forth in the Certificate of Designations establishing the designations, powers, preferences, limitations, restrictions, and relative rights of the Series A Preferred Stock filed with the Secretary of State of Delaware on May 21, 2013.

In accordance with the Certificate, among other terms, the Series A Preferred Stock:

•	consists of 1,500 authorized shares with a par value of $0.01 per share and an original issuance price of $1,000 per share;
•	is designated as “Series A Noncumulative Perpetual Preferred Stock”;
•	is nonvoting and holders shall not have any conversion rights;
•

ranks, with respect to rights on dividends, distributions, liquidation, dissolution and winding up, senior to all classes of the Company’s common stock, $0.01 par value per share, and junior to all the Company’s indebtedness and other non-equity claims on the Company;

•

when and if declared by the Board of Directors of the Company, may pay dividends semi-annually in arrears on June 30 and December 31 of each year at the rate of six percent (6%) per annum. Such dividends are discretionary and noncumulative;

•	provides for optional redemption under certain circumstances at the sole option of the Company; and
•

upon liquidation, dissolution, or winding up of the Company, the holders of Series A Preferred Stock shall be entitled to be paid out of the assets of the Company available for distribution to holders of the Company’s capital stock of all classes, before any sums shall be paid or any assets distributed among the holders of the Common Stock, an amount of $1,000 per share, together with any declared but unpaid dividends thereon.

Additional information specific to the Series A Preferred Stock is included in a Form 8-K filed with the SEC on May 24, 2013.

The terms of the Merger Agreement with Putnam require the Company to redeem all shares of the Series A Preferred Stock prior to consummation of the merger with Putnam.